Condensed Consolidated Statements of Stockholders’ Equity Unaudited (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Transaction costs	$ 55,424